Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Property and Equipment, Net
Total	$ 2,105,165	$ 7,527,900
Less: Accumulated depreciation and amortization	(1,270,370)	(6,757,352)
Total	834,795	770,548	$ 831,000
Depreciation and amortization	1,012,872	1,206,215
Computer equipment
Property and Equipment, Net
Total	738,809	1,548,538
Computer software
Property and Equipment, Net
Total	1,199,373	5,123,755
Equipment
Property and Equipment, Net
Total	22,869	4,827
Furniture and fixtures
Property and Equipment, Net
Total	3,233	163,756
Leasehold improvements
Property and Equipment, Net
Total	$ 140,881	$ 687,024